Fair Value Measurements - Additional Information (Detail) - USD ($)	Jan. 21, 2016	Nov. 30, 2015	Jan. 31, 2014
Fair Value Disclosure [Line Items]
Purchase of warrants to common stock			$ 23,858
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.79	$ 2.54	$ 30.40
Adjusted Exercise Price Of Warrants			$ 22.70